FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Banks — 12.1%
754,111	Bank of America Corp. (a)	$34,915,339
347,297	East West Bancorp, Inc. (a)	35,761,172
775,894	Fifth Third Bancorp (a)	34,379,863
140,189	JPMorgan Chase & Co. (a)	37,472,520
175,793	M&T Bank Corp. (a)	35,376,584
1,401,313	Regions Financial Corp. (a)	34,528,352
		212,433,830
	Chemicals — 2.1%
391,965	CF Industries Holdings, Inc. (a)	36,143,093
	Communications Equipment — 2.0%
569,193	Cisco Systems, Inc. (a)	34,493,096
	Consumer Finance — 10.3%
111,535	American Express Co. (a)	35,406,786
186,451	Capital One Financial Corp. (a)	37,981,933
192,361	Discover Financial Services (a)	38,681,873
1,198,601	SLM Corp. (a)	33,452,954
508,923	Synchrony Financial (a)	35,105,509
		180,629,055
	Financial Services — 12.3%
716,019	Equitable Holdings, Inc. (a)	38,965,754
377,311	Jackson Financial, Inc., Class A (a)	35,557,789
63,084	Mastercard, Inc., Class A (a)	35,038,746
1,407,825	MGIC Investment Corp. (a)	35,955,850
1,039,286	Radian Group, Inc. (a)	35,356,510
104,843	Visa, Inc., Class A (a)	35,835,337
		216,709,986
	Ground Transportation — 1.9%
183,655	Old Dominion Freight Line, Inc. (a)	34,088,205
	Health Care Providers & Services — 2.0%
91,020	Elevance Health, Inc. (a)	36,016,614
	Household Durables — 5.7%
238,586	D.R. Horton, Inc. (a)	33,855,353
159,381	Garmin Ltd. (a)	34,402,389
241,230	Lennar Corp., Class A (a)	31,659,025
		99,916,767
	Insurance — 5.8%
324,366	Aflac, Inc. (a)	34,830,421
121,922	Chubb Ltd. (a)	33,148,153
304,278	Hartford Financial Services Group (The), Inc. (a)	33,942,211
		101,920,785
	IT Services — 4.0%
90,919	Accenture PLC, Class A (a)	34,999,269
420,414	Cognizant Technology Solutions Corp., Class A (a)	34,730,401
		69,729,670
	Machinery — 5.8%
415,430	Mueller Industries, Inc. (a)	32,715,113

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
316,265	PACCAR, Inc. (a)	$35,067,463
96,928	Snap-on, Inc. (a)	34,423,979
		102,206,555
	Media — 3.7%
1,145,825	Interpublic Group of (The) Cos., Inc. (a)	32,850,803
374,852	Omnicom Group, Inc. (a)	32,533,405
		65,384,208
	Metals & Mining — 6.2%
285,718	Nucor Corp. (a)	36,694,763
123,815	Reliance, Inc. (a)	35,844,442
287,918	Steel Dynamics, Inc. (a)	36,911,088
		109,450,293
	Oil, Gas & Consumable Fuels — 9.7%
658,807	California Resources Corp. (a)	32,413,304
279,815	EOG Resources, Inc. (a)	35,197,929
351,101	Expand Energy Corp. (a)	35,671,862
314,623	Exxon Mobil Corp. (a)	33,611,175
1,455,187	Magnolia Oil & Gas Corp., Class A (a)	34,487,932
		171,382,202
	Semiconductors & Semiconductor Equipment — 8.6%
203,614	Applied Materials, Inc. (a)	36,721,785
52,924	KLA Corp. (a)	39,070,614
463,981	Lam Research Corp. (a)	37,605,660
217,862	QUALCOMM, Inc. (a)	37,674,875
		151,072,934
	Software — 1.8%
76,292	Microsoft Corp. (a)	31,665,757
	Specialized REITs — 0.1%
117,036	Millrose Properties, Inc. (b) (c) (d) (e)	1,234,730
	Specialty Retail — 2.2%
181,344	Williams-Sonoma, Inc. (a)	38,330,681
	Technology Hardware, Storage & Peripherals — 1.8%
130,884	Apple, Inc. (a)	30,888,624
	Textiles, Apparel & Luxury Goods — 1.9%
432,926	NIKE, Inc., Class B (a)	33,292,009
	Total Common Stocks	1,756,989,094
	(Cost $1,628,166,472)
MONEY MARKET FUNDS — 0.1%
1,656,526	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (f)	1,656,526
	(Cost $1,656,526)
	Total Investments — 100.1%	1,758,645,620
	(Cost $1,629,822,998)

FT Vest Rising Dividend Achievers Target Income ETF (RDVI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(474)	S&P 500 Weeklys	$(286,321,122)	$6,050.00	02/07/25	$(2,171,868)
	(Premiums received $2,227,713)
	Net Other Assets and Liabilities — 0.0%				397,834
	Net Assets — 100.0%				$1,756,871,586

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2025, the value of these securities amounts to $63,225,467.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(c)	Non-income producing security.
(d)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $1,234,730 or 0.1% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Specialized REITs	$1,234,730	$—	$—	$1,234,730
Other Industry Categories*	1,755,754,364	1,755,754,364	—	—
Money Market Funds	1,656,526	1,656,526	—	—
Total Investments	$1,758,645,620	$1,757,410,890	$—	$1,234,730

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,171,868)	$(2,171,868)	$—	$—

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Air Freight & Logistics — 1.0%
29,309	Expeditors International of Washington, Inc. (a)	$3,328,916
	Automobile Components — 2.1%
34,474	Lear Corp. (a)	3,243,659
69,372	Phinia, Inc. (a)	3,530,341
		6,774,000
	Automobiles — 1.0%
65,375	Winnebago Industries, Inc. (a)	3,124,925
	Banks — 16.3%
74,548	Bank OZK (a)	3,786,293
95,875	Cadence Bank (a)	3,374,800
75,200	Citizens Financial Group, Inc. (a)	3,577,264
53,425	Comerica, Inc. (a)	3,596,571
34,068	East West Bancorp, Inc. (a)	3,507,982
189,307	Eastern Bankshares, Inc. (a)	3,475,677
76,110	Fifth Third Bancorp (a)	3,372,434
177,771	First BanCorp (a)	3,690,526
200,210	Huntington Bancshares, Inc. (a)	3,443,612
50,808	International Bancshares Corp. (a)	3,347,739
35,647	Popular, Inc. (a)	3,669,502
137,460	Regions Financial Corp. (a)	3,387,014
64,894	Synovus Financial Corp. (a)	3,661,320
26,314	Wintrust Financial Corp. (a)	3,442,134
60,880	Zions Bancorp N.A. (a)	3,522,517
		52,855,385
	Building Products — 4.2%
47,547	A.O. Smith Corp. (a)	3,199,913
28,375	Advanced Drainage Systems, Inc. (a)	3,430,821
19,287	Owens Corning (a)	3,559,416
28,785	UFP Industries, Inc. (a)	3,328,985
		13,519,135
	Capital Markets — 1.1%
159,464	Franklin Resources, Inc. (a)	3,546,479
	Chemicals — 2.1%
38,450	CF Industries Holdings, Inc. (a)	3,545,475
28,857	Westlake Corp. (a)	3,297,489
		6,842,964
	Construction & Engineering — 2.0%
7,452	Comfort Systems USA, Inc. (a)	3,254,661
7,014	EMCOR Group, Inc. (a)	3,142,693
		6,397,354
	Consumer Finance — 3.2%
93,730	Ally Financial, Inc. (a)	3,652,658
117,576	SLM Corp. (a)	3,281,546
49,923	Synchrony Financial (a)	3,443,689
		10,377,893
	Diversified Consumer Services — 1.1%
125,093	Perdoceo Education Corp. (a)	3,600,176

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 1.0%
190,189	Vishay Intertechnology, Inc. (a)	$3,219,900
	Energy Equipment & Services — 3.1%
152,399	Atlas Energy Solutions, Inc. (a)	3,499,081
57,637	Cactus, Inc., Class A (a)	3,441,505
260,977	Select Water Solutions, Inc. (a)	3,262,213
		10,202,799
	Entertainment — 1.0%
104,696	Endeavor Group Holdings, Inc., Class A (a)	3,201,604
	Financial Services — 7.7%
110,163	Corebridge Financial, Inc. (a)	3,719,103
70,237	Equitable Holdings, Inc. (a)	3,822,298
61,349	Essent Group Ltd. (a)	3,573,579
37,013	Jackson Financial, Inc., Class A (a)	3,488,105
138,099	MGIC Investment Corp. (a)	3,527,048
101,948	Radian Group, Inc. (a)	3,468,271
48,615	Voya Financial, Inc. (a)	3,451,179
		25,049,583
	Food Products — 1.1%
31,757	Cal-Maine Foods, Inc. (a)	3,426,580
	Ground Transportation — 1.0%
19,152	Landstar System, Inc. (a)	3,153,568
	Household Durables — 7.3%
43,135	Century Communities, Inc. (a)	3,294,651
15,634	Garmin Ltd. (a)	3,374,599
18,353	Installed Building Products, Inc. (a)	3,649,311
49,612	KB Home (a)	3,328,965
42,267	Meritage Homes Corp. (a)	3,291,331
29,564	PulteGroup, Inc. (a)	3,363,792
26,046	Toll Brothers, Inc. (a)	3,537,307
		23,839,956
	Insurance — 5.1%
23,854	American Financial Group, Inc. (a)	3,257,502
22,601	Cincinnati Financial Corp. (a)	3,097,467
9,161	Everest Group Ltd. (a)	3,183,539
15,744	Reinsurance Group of America, Inc. (a)	3,587,428
45,374	Unum Group (a)	3,459,768
		16,585,704
	Machinery — 9.5%
34,946	AGCO Corp. (a)	3,649,411
21,384	Crane Co. (a)	3,642,123
38,572	Graco, Inc. (a)	3,246,605
15,385	IDEX Corp. (a)	3,451,009
22,741	ITT, Inc. (a)	3,434,346
17,220	Lincoln Electric Holdings, Inc. (a)	3,422,992
40,751	Mueller Industries, Inc. (a)	3,209,141
9,509	Snap-on, Inc. (a)	3,377,121
72,497	Terex Corp. (a)	3,486,381
		30,919,129

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation — 1.0%
23,869	Matson, Inc. (a)	$3,385,818
	Media — 2.0%
112,398	Interpublic Group of (The) Cos., Inc. (a)	3,222,451
36,771	Omnicom Group, Inc. (a)	3,191,355
		6,413,806
	Metals & Mining — 3.2%
64,997	Commercial Metals Co. (a)	3,151,704
12,146	Reliance, Inc. (a)	3,516,267
28,243	Steel Dynamics, Inc. (a)	3,620,753
		10,288,724
	Oil, Gas & Consumable Fuels — 6.4%
64,625	California Resources Corp. (a)	3,179,550
34,441	Expand Energy Corp. (a)	3,499,206
96,784	HF Sinclair Corp. (a)	3,491,967
142,745	Magnolia Oil & Gas Corp., Class A (a)	3,383,056
89,298	SM Energy Co. (a)	3,389,752
2,884	Texas Pacific Land Corp. (a)	3,741,038
		20,684,569
	Paper & Forest Products — 1.0%
40,294	Sylvamo Corp. (a)	3,227,549
	Professional Services — 4.1%
77,446	Genpact Ltd. (a)	3,770,846
42,931	Insperity, Inc. (a)	3,220,254
24,069	Jacobs Solutions, Inc. (a)	3,372,789
45,814	Robert Half, Inc. (a)	2,968,289
		13,332,178
	Semiconductors & Semiconductor Equipment — 1.0%
129,301	Amkor Technology, Inc. (a)	3,182,098
	Specialty Retail — 3.3%
67,485	Buckle (The), Inc. (a)	3,212,961
14,936	Dick’s Sporting Goods, Inc. (a)	3,585,387
17,789	Williams-Sonoma, Inc. (a)	3,760,061
		10,558,409
	Technology Hardware, Storage & Peripherals — 1.9%
28,224	Dell Technologies, Inc., Class C (a)	2,924,006
27,585	NetApp, Inc. (a)	3,368,129
		6,292,135
	Textiles, Apparel & Luxury Goods — 4.1%
58,725	Carter’s, Inc. (a)	3,166,452
37,406	Kontoor Brands, Inc. (a)	3,435,741
14,189	Ralph Lauren Corp. (a)	3,542,993
76,288	Steven Madden Ltd. (a)	3,131,623
		13,276,809
	Trading Companies & Distributors — 1.0%
26,619	Boise Cascade Co. (a)	3,358,253
	Total Common Stocks	323,966,398
	(Cost $319,265,194)

FT Vest SMID Rising Dividend Achievers Target Income ETF (SDVD)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
342,315	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (b)	$342,315
	(Cost $342,315)
	Total Investments — 100.0%	324,308,713
	(Cost $319,607,509)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(136)	Russell 2000® Index	$(31,112,611)	$2,285.00	02/07/25	(428,400)
	(Premiums received $428,381)
	Net Other Assets and Liabilities — 0.1%				230,083
	Net Assets — 100.0%				$324,110,396

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2025, the value of these securities amounts to $10,382,034.
(b)	Rate shown reflects yield as of January 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$323,966,398	$323,966,398	$—	$—
Money Market Funds	342,315	342,315	—	—
Total Investments	$324,308,713	$324,308,713	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(428,400)	$(428,400)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Communications Equipment — 4.7%
23,335	Cisco Systems, Inc. (a)	$1,414,101
2,562	Motorola Solutions, Inc. (a)	1,202,218
42,501	Nokia Oyj, ADR (a)	195,505
18,604	Telefonaktiebolaget LM Ericsson, ADR	139,344
814	Ubiquiti, Inc. (a)	328,482
		3,279,650
	Diversified Telecommunication Services — 8.5%
59,663	AT&T, Inc. (a)	1,415,803
51,117	BCE, Inc. (a)	1,216,073
4,566	Cogent Communications Holdings, Inc. (a)	344,002
4,043	Iridium Communications, Inc.	116,236
10,333	KT Corp., ADR	179,071
10,418	Telefonica Brasil S.A., ADR	91,991
17,867	Telefonica S.A., ADR (a)	72,183
88,919	TELUS Corp. (a)	1,288,436
31,158	Verizon Communications, Inc. (a)	1,227,314
		5,951,109
	Electronic Equipment, Instruments & Components — 5.1%
9,620	Amphenol Corp., Class A (a)	680,904
2,343	Avnet, Inc. (a)	121,039
576	Benchmark Electronics, Inc. (a)	24,572
2,209	CDW Corp. (a)	439,900
23,055	Corning, Inc. (a)	1,200,705
170	PC Connection, Inc.	12,617
1,332	TD SYNNEX Corp. (a)	189,823
5,882	TE Connectivity PLC (a)	870,360
3,030	Vishay Intertechnology, Inc. (a)	51,298
		3,591,218
	Health Care Technology — 0.0%
128	Simulations Plus, Inc.	4,393
	Interactive Media & Services — 0.3%
4,948	Autohome, Inc., ADR (a)	138,643
1,890	Shutterstock, Inc. (a)	55,793
		194,436
	IT Services — 10.7%
2,891	Amdocs Ltd. (a)	254,957
8,656	Cognizant Technology Solutions Corp., Class A (a)	715,072
454	Hackett Group (The), Inc. (a)	14,020
14,148	Infosys Ltd., ADR (a)	310,549
24,303	International Business Machines Corp. (a)	6,214,277
		7,508,875
	Media — 1.6%
230	Cable One, Inc. (a)	69,922
31,995	Comcast Corp., Class A (a)	1,076,952
		1,146,874
	Professional Services — 1.4%
2,097	Concentrix Corp.	109,631
736	CSG Systems International, Inc. (a)	43,269

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
8,143	Dun & Bradstreet Holdings, Inc. (a)	$100,159
1,496	KBR, Inc. (a)	81,412
1,433	Leidos Holdings, Inc. (a)	203,529
417	Paycom Software, Inc.	86,553
688	Science Applications International Corp. (a)	74,497
3,640	SS&C Technologies Holdings, Inc. (a)	294,658
		993,708
	Semiconductors & Semiconductor Equipment — 40.6%
3,434	Amkor Technology, Inc. (a)	84,511
9,642	Analog Devices, Inc. (a)	2,043,043
8,392	Applied Materials, Inc. (a)	1,513,497
1,018	ASML Holding N.V.	752,618
34,103	Broadcom, Inc. (a)	7,545,971
953	Camtek Ltd.	90,097
1,468	KLA Corp. (a)	1,083,736
1,038	Kulicke & Soffa Industries, Inc. (a)	46,035
16,923	Lam Research Corp. (a)	1,371,609
16,701	Microchip Technology, Inc. (a)	906,864
472	Monolithic Power Systems, Inc. (a)	300,839
5,257	NXP Semiconductors N.V. (a)	1,096,347
1,026	Power Integrations, Inc. (a)	63,940
17,437	QUALCOMM, Inc. (a)	3,015,381
1,483	Silicon Motion Technology Corp., ADR	80,987
4,399	Skyworks Solutions, Inc. (a)	390,455
1,272	STMicroelectronics N.V.	28,556
14,776	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	3,092,912
26,514	Texas Instruments, Inc. (a)	4,894,750
521	Universal Display Corp. (a)	78,108
		28,480,256
	Software — 18.0%
1,212	A10 Networks, Inc. (a)	23,767
2,111	Adeia, Inc. (a)	27,126
1,238	Clear Secure, Inc., Class A	29,304
803	Dolby Laboratories, Inc., Class A (a)	67,235
11,689	Gen Digital, Inc. (a)	314,551
412	InterDigital, Inc. (a)	75,388
1,902	Intuit, Inc. (a)	1,144,072
13,054	Microsoft Corp. (a)	5,418,193
13,044	Open Text Corp. (a)	384,015
26,641	Oracle Corp. (a)	4,530,569
513	Progress Software Corp. (a)	29,410
669	Roper Technologies, Inc. (a)	385,110
737	SAP SE, ADR (a)	203,456
1,363	Sapiens International Corp. N.V.	37,292
		12,669,488
	Technology Hardware, Storage & Peripherals — 5.8%
5,228	Dell Technologies, Inc., Class C (a)	541,621
37,246	Hewlett Packard Enterprise Co. (a)	789,243
35,091	HP, Inc. (a)	1,140,457

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
3,011	Logitech International S.A. (a)	$293,332
3,953	NetApp, Inc. (a)	482,661
6,842	Seagate Technology Holdings PLC (a)	659,295
15,923	Xerox Holdings Corp. (a)	135,982
		4,042,591
	Wireless Telecommunication Services — 3.2%
34,034	Rogers Communications, Inc., Class B (a)	935,255
5,594	T-Mobile US, Inc.	1,303,234
1,272	Turkcell Iletisim Hizmetleri A/S, ADR	9,400
		2,247,889
	Total Common Stocks	70,110,487
	(Cost $67,730,369)
MONEY MARKET FUNDS — 0.1%
59,514	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (b)	59,514
	(Cost $59,514)
	Total Investments — 100.0%	70,170,001
	(Cost $67,789,883)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.1)%
(171)	S&P 500® Mini Index	$(10,329,255)	$605.00	02/07/25	(80,712)
	(Premiums received $81,214)
	Net Other Assets and Liabilities — 0.1%				102,284
	Net Assets — 100.0%				$70,191,573

(a)	All or a portion of this security is held as collateral for the options written. At January 31, 2025, the value of these securities amounts to $2,373,273.
(b)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

FT Vest Technology Dividend Target Income ETF (TDVI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$70,110,487	$70,110,487	$—	$—
Money Market Funds	59,514	59,514	—	—
Total Investments	$70,170,001	$70,170,001	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(80,712)	$(80,712)	$—	$—

*	See Portfolio of Investments for industry breakout.

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 11.5%
1,522	Amazon.com, Inc. (a) (b)	$361,749
735	eBay, Inc. (b)	49,598
		411,347
	Commercial Services & Supplies — 2.2%
1,346	Copart, Inc. (a)	77,974
	Communications Equipment — 10.3%
1,471	Arista Networks, Inc. (a) (b)	169,503
222	Ciena Corp. (a) (b)	19,345
2,692	Cisco Systems, Inc. (b)	163,135
508	Juniper Networks, Inc. (b)	17,709
		369,692
	Entertainment — 9.9%
304	Netflix, Inc. (a) (b)	296,935
821	ROBLOX Corp., Class A (a) (b)	58,348
		355,283
	Financial Services — 3.8%
1,539	PayPal Holdings, Inc. (a) (b)	136,325
	Health Care Technology — 1.5%
229	Veeva Systems, Inc., Class A (a) (b)	53,416
	Hotels, Restaurants & Leisure — 12.0%
664	Airbnb, Inc., Class A (a) (b)	87,097
30	Booking Holdings, Inc.	142,127
513	DoorDash, Inc., Class A (a) (b)	96,870
748	DraftKings, Inc., Class A (a) (b)	31,378
273	Flutter Entertainment PLC (a)	72,883
		430,355
	Interactive Media & Services — 21.0%
986	Alphabet, Inc., Class A (b)	201,164
803	Alphabet, Inc., Class C (b)	165,097
554	Meta Platforms, Inc., Class A (b)	381,806
416	ZoomInfo Technologies, Inc. (a) (b)	4,280
		752,347
	IT Services — 7.8%
231	Akamai Technologies, Inc. (a) (b)	23,077
469	Cloudflare, Inc., Class A (a) (b)	64,909
215	GoDaddy, Inc., Class A (a) (b)	45,720
249	Okta, Inc. (a) (b)	23,461
514	Snowflake, Inc., Class A (a) (b)	93,296
127	VeriSign, Inc. (a)	27,305
		277,768
	Professional Services — 0.4%
75	Paycom Software, Inc.	15,567
	Software — 18.3%
248	Atlassian Corp., Class A (a) (b)	76,081
220	Box, Inc., Class A (a) (b)	7,346
396	Confluent, Inc., Class A (a) (b)	11,753
481	Datadog, Inc., Class A (a) (b)	68,644
312	DocuSign, Inc. (a) (b)	30,180

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
342	Dropbox, Inc., Class A (a) (b)	$10,995
79	HubSpot, Inc. (a)	61,583
494	MARA Holdings, Inc. (a) (b)	9,060
382	Nutanix, Inc., Class A (a) (b)	26,268
680	Salesforce, Inc. (b)	232,356
327	Workday, Inc., Class A (a) (b)	85,694
402	Zoom Communications, Inc. (a) (b)	34,950
		654,910
	Specialty Retail — 1.2%
181	Carvana Co. (a) (b)	44,794
	Total Common Stocks	3,579,778
	(Cost $3,199,286)
MONEY MARKET FUNDS — 0.2%
6,320	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (c)	6,320
	(Cost $6,320)
	Total Investments — 100.1%	3,586,098
	(Cost $3,205,606)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
	Call Options Written — (0.2)%
(25)	Nasdaq-100 Micro Index	$(536,950)	$215.00	02/07/25	(6,000)
	(Premiums received $5,998)
	Net Other Assets and Liabilities — 0.1%				2,655
	Net Assets — 100.0%				$3,582,753

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral for the options written. At January 31, 2025, the value of these securities amounts to $1,052,136.
(c)	Rate shown reflects yield as of January 31, 2025.

FT Vest Dow Jones Internet & Target Income ETF (FDND)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,579,778	$3,579,778	$—	$—
Money Market Funds	6,320	6,320	—	—
Total Investments	$3,586,098	$3,586,098	$—	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,000)	$(6,000)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund IV
Additional Information
January 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.